FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF FAIR VALUE HIERARCHY

As of June 30, 2025	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Assets:
Cash and restricted cash	3,255,995	-	-	3,255,995
Due from related parties	68,864	-	-	68,864
Liabilities:
Accounts payable	2,265,506	-	-	2,265,506
Accrued liabilities	25,655	-	-	25,655
Provision for legal claim	9,171,174	-	-	9,171,174
Restricted share unit liability	-	4,025,461	-	4,025,461
Loans payable	140,347	-	-	140,347

As of March 31, 2025	Level 1	Level 2	Level 3	Total
Assets:
Cash and restricted cash	4,816,906	-	-	4,816,906
Due from related parties	68,080	-	-	68,080
Liabilities:
Accounts payable	2,036,916	-	-	2,036,916
Accrued liabilities	41,736	-	-	41,736
Provision for legal claim	8,948,085	-	-	8,948,085
Restricted share unit liability	-	3,911,823	-	3,911,823
Loans payable	139,039	-	-	139,039

As of March 31, 2025	Level 1	Level 2	Level 3	Total
Assets:
Cash and restricted cash	$4,816,906	$-	$-	$4,816,906
Due from related parties	$68,080	$-	$-	$68,080
Liabilities:
Accounts payable	$2,036,916	$-	$-	$2,036,916
Accrued liabilities	$41,736	$-	$-	$41,736
Provision for legal claim	$8,948,085	$-	$-	$8,948,085
Restricted share unit liability	$-	$3,911,823	$-	$3,911,823
Loans payable	$139,039	$-	$-	$139,039

As of March 31, 2024	Level 1	Level 2	Level 3	Total
Assets:
Cash	$892,727	$-	$-	$892,727
Accounts receivable	$100,000	$-	$-	$100,000
Due from related parties	$64,936	$-	$-	$64,936
Liabilities:
Accounts payable	$2,782,502	$-	$-	$2,782,502
Accrued liabilities	$82,500	$-	$-	$82,500
Promissory notes	$2,000,000	$-	$-	$2,000,000
Provision for legal claim	$9,921,298	$-	$-	$9,921,298
Restricted share unit liability	$-	$576,214	$-	$576,214
Loans payable	$140,904	$-	$-	$140,904

SCHEDULE OF CONTRACTUAL CASH FLOW REQUIREMENT

Contractual cash flow requirements as of June 30, 2025, were as follows:

	<1 year $	1-2 years $	2-5 years $	>5 years $	Total $
Accounts payable	2,265,506	-	-	-	2,265,506
Accrued liabilities	25,655	-	-	-	25,655
Loans payable	7,752	7,752	23,256	101,587	140,347
Total	2,298,913	7,752	23,256	101,587	2,431,508

Contractual cash flow requirements as of March 31, 2025, were as follows:

	<1 year $	1-2 years $	2-5 years $	>5 years $	Total $
Accounts payable	2,036,916	-	-	-	2,036,916
Accrued liabilities	41,736	-	-	-	41,736
Loans payable	7,752	7,752	23,256	15,067,532	15,106,292
Total	2,086,404	7,752	23,256	15,067,532	17,184,944

SCHEDULE OF FOREIGN EXCHANGE RISK EXPOSURE OF FINANCIAL INSTRUMENTS

The foreign exchange risk exposure of the Company financial instruments as at June 30, 2025 is as below:

			+/- 10% fluctuation
	Currency		Increase/(decrease)
Financial Instrument Type	CAD$	$	$ impact
Cash	3,645,358	2,672,048	267,205	(267,205)
Tax receivable	941,574	690,174	69,017	(69,017)
Prepaid expenses	275,024	201,593	20,159	(20,159)
Accounts payable	(1,796,365)	(1,316,736)	(131,674)	131,674
Accrued liabilities	(35,000)	(25,655)	(2,566)	2,566
Restricted share unit liability	(5,491,937)	(4,025,461)	(402,546)	402,546
	(2,461,346)	(1,804,038)	(180,405)	180,405

			+/- 10% fluctuation
	Currency		Increase/(decrease)
Financial Instrument Type	EURO	$	$ impact
Restricted cash	87,045	102,461	10,246	(10,246)
Tax receivable	(825)	(971)	(97)	97
Accounts payable	(25,699)	(30,250)	(3,025)	3,025
Deferred Grant	(15,149)	(17,832)	(1,783)	1,783
	45,373	71,240	5,341	(5,341)

The foreign exchange risk exposure of the Company financial instruments as at March 31, 2025 is as below:

			+/- 10% fluctuation
	Currency		Increase/(decrease)
Financial Instrument Type	CAD$	$	$ impact
Cash	5,445,994	3,788,233	378,823	(378,823)
Tax receivable	870,173	605,293	60,529	(60,529)
Prepaid expenses	408,202	283,946	28,395	(28,395)
Accounts payable	(1,362,055)	(947,445)	(94,745)	94,745
Accrued liabilities	(60,000)	(41,736)	(4,174)	4,174
Restricted share unit liability	(5,623,668)	(3,911,824)	(391,182)	391,182
	(321,354)	(223,534)	(22,354)	22,354

			+/- 10% fluctuation
	Currency		Increase/(decrease)
Financial Instrument Type	EURO	$	$ impact
Restricted cash	113,701	122,740	12,274	(12,274)
Tax receivable	(352)	(380)	(38)	38
Accounts payable	(16,622)	(17,944)	(1,794)	1,794
Deferred Grant	(62,615)	(67,732)	(6,773)	6,773
	34,111	104,416	3,668	(3,668)